JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

July 6, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	ETF Opportunities Trust (the “Trust”)
File Nos.: 333-234544 and 811-23439
Kingsbarn Tactical Bond ETF (S000074002)

Dear Sir or Madam:

On behalf of the Trust and the following series, Kingsbarn Tactical Bond ETF (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among the Trust, Kingsbarn Capital Management, LLC and Vident Advisory, LLC. The change of control, which is discussed in greater detail in the filing, has resulted in other similar filings (see SEC Accession No. 0000894189-23-003718, 0000894189-23-003852 and 0000894189-23-003780).

If you have any questions or require further information, please contact Ryan Charles at 602-877-7926 or via email at ryan@khc.law.

Sincerely,

/s/ John H. Lively

John H. Lively